Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payable taxes and other accrued expenses
Accrued expenses	$ 345,225	$ 265,358	$ 210,515
Taxes payable other than income tax	410,775	551,133	713,850
Accrued interest	204,843	147,115	73,489
Total payable taxes and other accrued expenses	$ 960,843	$ 963,606	$ 997,854